April 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Advantage Funds, Inc.

-Dreyfus Global Dynamic Bond Fund

-Dreyfus Global Real Return Fund

-Dreyfus Opportunistic Midcap Value Fund

-Dreyfus Opportunistic U.S. Stock Fund

-Dreyfus Strategic Value Fund

-Dreyfus Structured Midcap Fund

-Dreyfus Technology Growth Fund

-Dreyfus Total Emerging Markets Fund

-Dynamic Total Return Fund

 1933 Act File No.: 33-51061
 1940 Act File No.: 811-07123
 CIK No.: 0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for Class T shares of the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 139 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2017, with the exception of the Supplement to the Class T Prospectus dated March 31, 2017.

Please address any comments or questions to my attention at 412-236-7700.

Sincerely,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Senior Paralegal